Income Taxes - Summary of Significant Components of Deferred Income Tax Assets and Liabilities (Detail) - CAD ($) $ in Thousands	Apr. 30, 2018	Apr. 30, 2017
Deferred income tax assets (liabilities):
Deferred tax liability asset	$ (3)	$ (6,460)
Net deferred tax assets	30,077	24,637
Mining interest property plant and equipment [member]
Deferred income tax assets (liabilities):
Deferred tax liability asset	(4,235)	(7,805)
Payments to defer [member]
Deferred income tax assets (liabilities):
Deferred tax liability asset	(172)	(31)
Insurance [member]
Deferred income tax assets (liabilities):
Deferred tax liability asset	(14)	(14)
Reclamation and closure cost obligations [member]
Deferred income tax assets (liabilities):
Deferred tax liability asset	956	1,018
Exploration and evaluation assets [member]
Deferred income tax assets (liabilities):
Deferred tax liability asset	(368)	(346)
Expenses reserve [member]
Deferred income tax assets (liabilities):
Deferred tax liability asset	255	146
Pension fund reserve [member]
Deferred income tax assets (liabilities):
Deferred tax liability asset	200	121
Deferred mining taxes [member]
Deferred income tax assets (liabilities):
Deferred tax liability asset	(1,193)	(1,670)
Non-capital losses and other deductible tax benefits [member]
Deferred income tax assets (liabilities):
Deferred tax liability asset	5,316	4,682
Sale of property [member]
Deferred income tax assets (liabilities):
Deferred tax liability asset		(2,138)
Others [member]
Deferred income tax assets (liabilities):
Deferred tax liability asset	(748)	(723)
Non-capital Losses [Member]
Deferred income tax assets (liabilities):
Net deferred tax assets	7,580	19,375
Property, plant and equipment [member]
Deferred income tax assets (liabilities):
Net deferred tax assets		1,585
Exploration and evaluation assets [member]
Deferred income tax assets (liabilities):
Net deferred tax assets	$ 22,497	$ 30,077